Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Davis New York Venture Fund | Class A shares
Prospectus [Line Items]
Average Annual Return, Percent	11.93%	8.52%	9.24%
Davis New York Venture Fund | Class A shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	7.07%	5.54%	6.02%
Davis New York Venture Fund | Class A shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	10.54%	6.36%	6.67%
Davis New York Venture Fund | Class C shares
Prospectus [Line Items]
Average Annual Return, Percent	15.55%	8.66%	9.07%
Davis New York Venture Fund | Class R shares
Prospectus [Line Items]
Average Annual Return, Percent	17.13%	9.28%	9.46%
Davis New York Venture Fund | Class Y shares
Prospectus [Line Items]
Average Annual Return, Percent	17.75%	9.83%	10.04%
Davis New York Venture Fund | S&P 500 Index reflects no deduction for fees, expenses, or taxes
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.51%	13.09%
Davis Research Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent	13.60%	9.85%	10.01%
Davis Research Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	11.62%	8.41%	8.70%
Davis Research Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	9.20%	7.58%	7.89%
Davis Research Fund | S&P 500 Index reflects no deduction for fees, expenses, or taxes
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.51%	13.09%